Risk Management - Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Cash and cash equivalents [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		R$ 5,478,020	R$ 3,863,395
Financial assets measured at fair value through other comprehensive income [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		2,873,043	3,000,551
Financial Investments [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		2,873,043	3,000,551
Financial assets measured at fair value through profit or loss [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		73,069	71,451
Financial Investments [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		43,903	42,435
Derivative financial instruments [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		29,166	29,016
Financial assets measured at amortized cost [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		33,085,800	29,861,939
Financial Investments [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		2,813,277	2,891,089
Trade receivables [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		3,903,868	4,146,321
Consumer loans [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		24,110,990	20,913,519
Other receivables [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		2,257,666	1,911,010
Pre-approved credit card limits (off-balance) [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets	[1]	8,436,097	7,454,802
Financial Assets [Member]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments [Line Items]
Financial assets		R$ 49,946,028	R$ 44,252,138

[1]	The amounts presented in this line represent potential exposure and correspond to the total authorized credit limits granted to customers, assuming full utilization (100%) of the available limits on their credit cards. Actual exposure may differ from these amounts based on customers’ effective usage patterns and repayment behavior.